N-2 - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cover [Abstract]
Entity Central Index Key	0001725295
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Tax-Exempt Private Credit Fund, Inc.
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Expense Example

As a shareholder of the Ecofin Tax-Exempt Private Credit Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2024 — March 31, 2025).

Management Fee not based on Net Assets, Note [Text Block]

The Fund has an agreement with Tortoise Capital Advisors, LLC (the “Adviser”) to provide for investment advisory services to the Fund. Under the Investment Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a quarterly basis, annual compensation in an amount equal to 1.25% of the daily “Managed Assets” of the Fund. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in Municipal-Related Securities. The Fund considers a security or obligation to be a Municipal-Related Security if it is issued (i) for projects in the social infrastructure sector (defined below) or (ii) by or on behalf of governmental entities or other qualifying issuers of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The “social infrastructure sector” includes assets and services that accommodate essential social services related to education, healthcare, housing, human service providers and social services. Such assets and services may include, but not be limited to, primary, secondary and post-secondary education facilities; hospitals and other healthcare facilities; seniors, student, affordable, military and other housing facilities; industrial/infrastructure and utility projects; and nonprofit and civic facilities. The Fund may also invest up to 20% of its total assets in each of the following: (i) securities guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (ii) equity investments in other companies, including exchange-traded funds and (iii) non-Municipal-Related Securities.

Annual Dividend Payment	$ (0.68)	$ (0.25)	$ (0.72)	$ (0.5)	$ (0.39)	$ (0.48)
Effects of Leverage, Purpose [Text Block]	The fund may utilize leverage, which is a speculative technique that may adversely affect common shareholders if the return on investments acquired with borrowed fund or other leverage proceeds do not exceed the cost of the leverage, causing the fund to lose money.
NAV Per Share	$ 8.35	$ 8.27	$ 9.3	$ 9.48	$ 9.65	$ 9.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]

The Fund currently anticipates returning liquidation proceeds through quarterly distributions, with the goal of liquidation by mid-2027. This timeline is subject to market conditions. The final liquidation date may occur earlier or later than projected.

Rights Subject to Other than Majority Vote [Text Block]

On October 24, 2024, the Fund held a special meeting of shareholders, and at such meeting, Fund shareholders approved two Proposals. Proposal 1 is a Plan of Liquidation and Termination whereby the Fund will seek to conduct an orderly liquidation to harvest the value of its assets, pay debts, and make liquidating distributions to Fund shareholders. The Inspector of Elections reported that of the 12,350,173 shares outstanding and available to vote as of the close of business of August 13, 2024: 7,205,650 shares were present in person or by proxy, and of those shares 6,329,266 shares or 87.84% voted in favor (representing 51.25% of total outstanding shares:, 209,734 shares or 2.91% voted against (representing 1.70% of outstanding shares, and 666,650 shares or 9.25% abstained or withheld from voting (representing 5.40% of total outstanding shares), which abstentions are also treated as a vote against the proposal. As a result of the shareholder approval of Proposal 1, the Expense Limitation and Reimbursement Agreement was terminated effective October 24, 2024.

Proposal 2 asked Fund shareholders to approve a removal of the Fund’s fundamental policy of making quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value. The Inspector of Elections reported that of the 12,350,173 shares outstanding and available to vote as of the close of business of August 13, 2024: 7,205,650 shares were present in person or by proxy, and of those shares 6,259,991 shares or 86.88% voted in favor (representing 50.69% of total outstanding shares:, 266,712 shares or 3.70% voted against (representing 2.16% of outstanding shares, and 678,947 shares or 9.42% abstained or withheld from voting (representing 5.50% of total outstanding shares), which abstentions are also treated as a vote against the proposal.

Long Term Debt [Table Text Block]

7. Borrowing

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

As of March 31, 2025, there were no reverse repurchase agreements outstanding in the Fund.

The Fund had established a line of credit (“LOC”) in the amount of $8,000,000. Borrowings under the LOC were charged an interest rate equal to the greater of (i) prime rate minus 1.00% and (ii) 0.00%. The LOC was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility was with the Fund’s custodian, U.S. Bank, N.A. During the period October 1, 2024 to February 14, 2025, the Fund did not borrow on the LOC. The LOC matured on February 14, 2025 and was not renewed.

Outstanding Security, Authorized [Shares]	1,000,000,000
Outstanding Security, Held [Shares]	11,723,698